Deferred Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deferred Revenue
Deferred Revenue

NOTE 7 – Deferred Revenue

Deferred revenue consisted of the following (in thousands):

	License Agreements	Professional Service Agreements	Total
Deferred Revenue – January 1, 2024	$2,404	$474	$2,878
Revenue recognized	(3,092)	(492)	(3,584)
Revenue deferred	3,373	269	3,642
Deferred Revenue – June 30, 2024	$2,685	$251	$2,936

	License Agreements	Professional Service Agreements	Total
Deferred Revenue – March 15, 2023	$2,148	$386	$2,534
Revenue recognized	(4,560)	(1,186)	(5,746)
Revenue deferred	4,816	1,274	6,090
Deferred Revenue – December 31, 2023	$2,404	$474	$2,878

Deferred revenues were approximately $2,936 thousand and $2,878 thousand at June 30, 2024 (Successor) and December 31, 2023 (Successor), respectively.

The fair value of the deferred revenue approximates the services to be rendered.

NOTE 8 – Deferred Revenue

Deferred revenue consisted of the following (in thousands):

	Successor
	License Agreements	Professional Service Agreements	Total
Deferred Revenue - March 15, 2023	$2,148	$386	$2,534
Revenue recognized	(4,560)	(1,186)	(5,746)
Revenue deferred	4,816	1,274	6,090
Deferred Revenue - December 31, 2023	$2,404	$474	$2,878

	Predecessor
	License Agreements	Professional Service Agreements	Total
Deferred Revenue - January 1, 2022	$2,524	$622	$3,146
Revenue recognized	(5,476)	(2,994)	(8,470)
Revenue deferred	4,883	2,603	7,486
Deferred Revenue - December 31, 2022	$1,931	$231	$2,162

Deferred revenues were approximately $2,878 thousand, $2,534 thousand, and $2,162 thousand at December 31, 2023 (Successor), March 14, 2023 (Predecessor), and December 31, 2022 (Predecessor), respectively.

The fair value of the deferred revenue approximates the services to be rendered given the short-term period over which it is expected to be recognized.